Accounts Receivable, net (Tables)	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	HK$	HK$	US$
Accounts receivable	4,074,594	2,680,398	343,276
Less: allowance for credit losses	(1,495,119)	(1,567,825)	(200,790)
Accounts receivable, net	2,579,475	1,112,573	142,486

Schedule of Allowance for Doubtful Accounts and Credit Losses

The movement of allowance for credit losses was as follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	HK$	HK$	US$
Beginning balance	497,099	1,495,119	191,479
Write off	(497,099)	-	-
Addition	1,495,119	72,706	9,311
Ending balance	1,495,119	1,567,825	200,790